KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO MONEY MARKET FUNDS, INC.

CASH RESERVES FUND
TAX-FREE MONEY FUND
U.S. GOVERNMENT MONEY FUND






                                     ANNUAL








ANNUAL REPORT | May 31, 2000        [INVESCO ICON]  INVESCO FUNDS

MONEY MARKET FUNDS
A NOTE ON MONEY MARKET FUNDS AT INVESCO
--------------------------------------------------------------------------------

As investors turn increasingly to money market funds as both short-term savings vehicles and bulwarks against market volatility, we thought it would be useful to reiterate our approach to money market management.

o  We  manage  CASH  RESERVES  FUND  as  a  convenient   vehicle  for  providing
   high-quality current yields for investors, while allowing them quick and easy access to their money through free checkwriting. (Checks subject to a minimum amount of $2,500 or more. Shares of the fund will be redeemed to cover payment of the check.)

o TAX-FREE MONEY FUND helps investors shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o Invested in securities backed by the federal government or its agencies, U.S. GOVERNMENT MONEY FUND is an attractive option for shareholders primarily concerned with safety of principal. Of INVESCO's five money market fund alternatives, this offers the highest credit quality. (An investment in this fund is neither backed nor guaranteed by the U.S. government.)

o For institutions and individuals with more than $100,000 to invest, INVESCO Treasurer's Series Funds Inc., TREASURER'S MONEY MARKET RESERVE FUND
   and TREASURER'S   TAX-EXEMPT   RESERVE FUND, provide a potentially low-cost,
   higher-yield option. The two Treasurer's Funds have an expense ratio fixed at 0.25%, which is extremely competitive. The ranking firm IBC recently placed Treasurer's Money Market Reserve Fund seventh in its category based on seven-day yield.* Of course, past performance is no guarantee of future results.

While money market funds are not insured by the federal government, they provide a low-risk and increasingly convenient cash management tool for investors. An investment in these funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

--------------------------------------------------------------------------------
RICHARD R. HINDERLIE

VICE PRESIDENT, INVESCO FUNDS GROUP. BA, PACIFIC LUTHERAN UNIVERSITY, MBA, ARIZONA STATE UNIVERSITY. JOINED INVESCO IN 1993. BEGAN INVESTMENT CAREER IN 1973. HAS MANAGED CASH RESERVES FUND AND U.S. GOVERNMENT MONEY FUND SINCE 1993, AND TREASURER'S MONEY MARKET RESERVE FUND SINCE MID-1999.

INGEBORG S. COSBY

VICE PRESIDENT,  INVESCO FUNDS GROUP.  JOINED INVESCO IN 1985.  BEGAN INVESTMENT
CAREER IN 1982. HAS MANAGED TAX-FREE MONEY FUND SINCE 1987, AND TREASURER'S TAX-EXEMPT RESERVE FUND SINCE MID-1999.

*IBC MONEY FUND REPORT, June 2000. IBC is an independent mutual fund analyst specializing in money market funds. INVESCO Treasurer's Money Market Reserve ranked #7 out of 262 non-government money funds based on its 7-day yield as of June 20, 2000. Past performance is no guarantee of future results.

INVESCO | ANNUAL REPORT | MAY 31, 2000
MARKET HEADLINES: JUNE 1999 TO MAY 2000

For most of the past year, the major story in the financial markets has been the tremendous disparity between the performance of New Economy growth stocks -- particularly technology, telecommunications, and media companies -- and lagging Old Economy shares in sectors such as financial services, industrial products and basic materials. Against this backdrop, the technology-intensive Nasdaq Composite far outpaced the more Old Economy-based S&P 500 Index and Dow Jones Industrial Average.* This dichotomy persisted through the first two months of 2000 despite the fact that many New Economy shares were trading at lofty valuations that appeared harder to justify in a rising interest rate environment.

At the same time, there were signs that the "virtuous economy" -- neither too hot nor too cold -- was finally starting to heat up. Labor markets remained tight and wage pressures were simmering, while consumers were studying the impressive balances on their investment statements and spending as never before. Meanwhile, economies in Europe and Asia were picking up steam, and oil prices surged to new highs. With the global economy firing on all cylinders, inflation became the dominant concern. The Federal Reserve responded to these pressures by tightening credit conditions. Between June of 1999 and May of 2000, the central bank raised short-term interest rates six times -- for a total of 1.75% -- the latest a 0.50% rate increase in May.

The threat of higher interest rates kept financial markets volatile, and put upward pressure on the short and intermediate bond rates. At the same time, technical factors and the government's efforts to pay down long-term debt sent long-term Treasury bond yields lower. The result was an inverted yield curve, which is an unusual situation where short-term rates are higher than long-term rates.

For a time, it appeared that growth stocks really did enjoy a Teflon(TM) coating, as valuations on many technology, telecommunication and biotechnology stocks surged to new highs despite rising interest rates and heightened economic uncertainty. Yet the New Economy onslaught hit a wall in late March, as interest rate fears and rumblings out of Washington triggered a sell-off in biotechnology stocks that quickly spread to other New Economy stalwarts, sending the Nasdaq Composite into a tailspin.

The market shook off its malaise in late May, spurred on by signs that the economy was starting to cool. For one thing, job growth has slowed dramatically, with non-farm payrolls losing 126,000 jobs in May (excluding census workers). Vehicle and home sales also fell sharply in May, while chain store receipts came in weaker than expected. More importantly, wage pressures have remained subdued, as hourly wages crept up at their slowest pace in the last four years. Hopes that the Fed might halt its interest rate campaign triggered a strong post-Memorial Day rally that sent the Nasdaq to its biggest percentage increase ever. The Dow, S&P 500 and Russell 2000 indexes also turned in solid gains.

The economic expansion appears to be transitioning into a new phase of more moderate growth and somewhat higher inflation. While the Federal Reserve has no desire to trigger a recession, it will remain vigilant as long as inflation remains a risk. Consequently, we caution that financial markets will likely remain volatile, and that it will be difficult for equities to achieve the kind of gains we saw last year. Nonetheless, we are confident that this type of environment will provide opportunities for investors, such as ourselves, who rely on bottom-up research to identify solid companies that can perform well in any kind of market environment.

* THE S&P 500 IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE BROAD DOMESTIC STOCK MARKET. THE DOW JONES INDUSTRIAL AVERAGE REFLECTS LARGE-CAPITALIZATION STOCKS. THE RUSSELL 2000 IS AN UNMANAGED INDEX REFLECTING THE PERFORMANCE OF SMALL-CAP STOCKS.

STATEMENT OF INVESTMENT SECURITIES

INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2000


                                          EFFECTIVE
                                           INTEREST    PRINCIPAL
%      DESCRIPTION                            RATE%       AMOUNT          VALUE

CASH RESERVES FUND
100.00 SHORT-TERM INVESTMENTS
99.56  COMMERCIAL PAPER
2.93   AUTO PARTS
       PACCAR Financial, 6/14/2000            6.59 $  25,000,000   $ 24,941,506
================================================================================
18.89  AUTOMOBILES
       Daimler-Benz North America, 6/2/2000   6.48    25,000,000     25,000,000
       Ford Motor Credit
         6/6/2000                             6.49    22,500,000     22,500,000
         6/8/2000                             6.50    22,500,000     22,500,000
       General Motor
         6/12/2000                            6.67    20,000,000     19,959,897
         6/15/2000                            6.62    25,000,000     24,936,714
       General Motors Acceptance
         6/30/2000                            6.21    24,000,000     24,000,000
         8/15/2000                            6.84    22,000,000     21,694,935
================================================================================
                                                                    160,591,546
4.95   BANKS
       Wells Fargo & Co
         6/12/2000                           6.59     30,000,000     29,940,536
         6/30/2000                           6.62     12,250,000     12,185,958
================================================================================
                                                                     42,126,494
5.29   CONSUMER FINANCE
       American Express Credit, 6/26/2000    6.53     45,000,000     45,000,000
================================================================================
3.53   ELECTRIC UTILITIES
       National Rural Utilities Cooperative
         Finance Medium-Term Notes, Series C,
         8/2/2000                            6.20     30,000,000     30,000,000
================================================================================
7.06   ELECTRICAL EQUIPMENT
       General Electric, 6/21/2000           6.52     45,000,000     45,000,000
       General Electric Capital Services,
         6/26/2000                           6.53     15,000,000     15,000,000
================================================================================
                                                                     60,000,000
4.04   ELECTRONICS-- SEMICONDUCTOR
       Motorola Inc
         6/29/2000                           6.22     24,500,000     24,383,594
         6/29/2000                           6.25     10,000,000      9,952,266
================================================================================
                                                                     34,335,860
5.53   FINANCIAL
       Heller Financial, 6/5/2000            6.57     47,000,000     47,000,000
================================================================================
4.00   INSURANCE
       American General
         6/8/2000                            6.52      9,000,000      9,000,000
         6/30/2000                           6.49     25,000,000     25,000,000
================================================================================
                                                                     34,000,000

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%      DESCRIPTION                           RATE%        AMOUNT          VALUE

17.04  INVESTMENT BANK/BROKER FIRM
       Bear Stearns, 6/28/2000                6.29 $  35,000,000   $ 34,837,879
       Goldman Sachs Group LP
         6/19/2000                            6.63    40,000,000     39,869,647
         8/15/2000                            6.86     6,500,000      6,409,595
       Merrill Lynch & Co, 6/23/2000          6.61    23,000,000     22,908,673
       Morgan Stanley Dean Witter & Co
         6/20/2000                            6.60    11,000,000     10,962,350
         6/22/2000                            6.60    30,000,000     29,886,510
================================================================================
                                                                    144,874,654
7.06   MACHINERY
       Deere & Co, 6/13/2000                  6.54    30,000,000     30,000,000
       Deere (John) Capital, 6/20/2000        6.53    30,000,000     30,000,000
================================================================================
                                                                     60,000,000
5.04   REAL ESTATE RELATED
       Weyerhaeuser Real Estate
         6/14/2000                            6.63    26,000,000     25,938,784
         6/15/2000                            6.65    17,000,000     16,956,770
================================================================================
                                                                     42,895,554
1.41   RETAIL
       Sears Roebuck Acceptance, 6/6/2000     6.64    12,000,000     12,000,000
================================================================================
5.29   SERVICES
       Hertz Corp
         6/7/2000                             6.51    15,000,000     15,000,000
         6/16/2000                            6.53    30,000,000     30,000,000
================================================================================
                                                                     45,000,000
4.68   TELECOMMUNICATIONS-- LONG DISTANCE
       GTE Corp
         6/20/2000                            6.69    10,000,000      9,965,323
         6/27/2000                            6.67    30,000,000     29,858,157
================================================================================
                                                                     39,823,480
2.82   TELEPHONE
       US WEST Communications
         6/1/2000                             6.52    17,000,000     17,000,000
         6/7/2000                             6.64     7,000,000      6,992,371
================================================================================
                                                                     23,992,371
       TOTAL COMMERCIAL PAPER (Amortized Cost $846,581,465)         846,581,465
================================================================================
0.44   REPURCHASE AGREEMENTS
       Repurchase Agreement with State
         Street dated 5/31/2000 due
         6/1/2000 at 6.300%, repurchased
         at $3,775,661, (Collateralized by
         US Treasury Inflationary Index
         Bonds, due 4/15/2028 at 3.625%,
         value $4,081,670)(Cost $3,775,000)            3,775,000      3,775,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $850,356,465)(a)                         $  850,356,465
================================================================================

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%      DESCRIPTION                           RATE%        AMOUNT          VALUE

TAX-FREE MONEY FUND
100.00 SHORT-TERM INVESTMENTS
100.00 MUNICIPAL NOTES(b)
1.17   ARIZONA
       Arizona Hlth Facils Auth (Arizona
         Vol Hosp Fedn) (FGIC Insured),
         AR Mode Bonds, 1985 Series A,
         10/1/2015                            4.30 $     480,000  $     480,000
================================================================================
1.85  CALIFORNIA
      Los Angeles Regl Airports Impt,
        California (American Airlines/
        Los Angeles Intl Airport), AR,
        Facils Sublease FDR, Issue 1984
           (LOC - Societe Generale), Series
             LAX 2, 12/1/2025                 4.40       155,000        155,000
           (LOC - Wachovia Bank), Series B,
             12/1/2024                        4.40       200,000        200,000
           (LOC - Wachovia Bank), Series D,
             12/1/2024                        4.40       300,000        300,000
           (LOC - Wachovia Bank), Series G,
             12/1/2024                        4.40       100,000        100,000
================================================================================
                                                                        755,000
3.64  COLORADO
      Archuleta Cnty Pagosa Area Wtr &
        Santn Dist, Colorado (MBIA Insured),
        FR, Enterprise Rev, Series 2000,
        12/1/2000                             4.27       160,000        160,770
      Colorado Student Ln Oblig Auth
        (AMBAC Insured), AR, Sr Lien Student
        Ln Rev, 1999 Series A-1,
        9/1/2002(c)                           4.15       500,000        500,000
      Denver City & Cnty, Colorado (Univ of
        Denver Proj), FR, IDR, Series 1991,
        3/1/2016                              4.18       600,000        626,090
      Univ of Colorado Hosp Auth, Colorado
        (AMBAC Insured), FR, Hosp Rev, Series
        1992A, 11/15/2000                     4.25       200,000        201,018
================================================================================
                                                                      1,487,878
0.35  DISTRICT OF COLUMBIA
      District of Columbia (Washington D.C.)
        (Howard Univ Issue), FR, Univ Rev,
        Series 1990A, 10/1/2020               3.95       140,000        144,259
================================================================================
2.84  FLORIDA
      Dade Cnty School Dist, Florida (AMBAC
        Insured), FR, Gen Oblig Ref School,
        Series 1993, 7/15/2000                3.60       250,000        250,336
      St Lucie Cnty, Florida (Savannah Hosp
        Proj)(LOC - Bank of America), FRD,
        IDR, Series 1985, 11/1/2015           4.30       910,000        910,000
================================================================================
                                                                      1,160,336
10.04 GEORGIA
      DeKalb Cnty Hosp Auth, Georgia (DeKalb
        Med Ctr Proj) (LOC - SunTrust Bank),
        AR, RAC, Series 1993B, 9/1/2009       4.40     1,060,000      1,060,000
        Series 1999A, 12/1/2024               4.40     1,000,000      1,000,000
      DeKalb Private Hosp Auth, Georgia
        (Egleston Children's Hosp at Emory
        Univ Proj)(LOC - SunTrust Bank),
        VRD, RAC, Series 1994B, 12/1/2017     4.10       400,000        400,000
      Macon-Bibb Cnty Hosp Auth, Georgia
        (Med Ctr of Cent Georgia) (LOC -
        SunTrust Bank), AR, RAC, Series
        1994, 4/1/2007                        4.40     1,145,000      1,145,000

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%      DESCRIPTION                           RATE%        AMOUNT          VALUE


       Savannah Econ Dev Auth, Georgia
         (Home Depot Proj) (LOC -
         SunTrust Bank), AR, Exmp Facil
         Rev, Series 1995B, 8/1/2025          4.40 $     500,000  $     500,000
================================================================================
                                                                      4,105,000
2.45  IDAHO
      Idaho, FR, TAN, Series 1999, 6/30/2000  3.40     1,000,000      1,000,651
================================================================================
3.26  ILLINOIS
      Illinois Dev Fin Auth (Kindlon
        Partners Proj) (LOC - LaSalle Natl
        Bank), VR, Indl Proj Rev, Series
        1991, 5/1/2006                        4.23       500,000        500,000
      Illinois Dev Fin Auth (6 West
        Hubbard Street Proj) (LOC - LaSalle
        Natl Bank), F/FR, IDR, Series 1986,
        12/1/2016                             4.70       835,000        835,000
================================================================================
                                                                      1,335,000
7.33  INDIANA
      Daviess Cnty, Indiana (Perdue Farms/
        Shenandoah Valley Farms Facil) (LOC
        - Bank of America), V/FRD, Econ Dev
        Rev, 1987 Issue, 9/1/2007             4.05     1,500,000      1,500,000
      Indiana Muni Pwr Agency (LOC - Toronto
        -Dominion Bank), VRD, Pwr Supply
        System Ref Rev, 1998 Series A,
        1/1/2018                              4.10     1,000,000      1,000,000
      Newton Cnty, Indiana (Intec Group
        Proj) (LOC - LaSalle Natl Bank),
        A/FR, Econ Dev Rev, Series 1994,
        9/1/2010                              4.22       500,000        500,000
================================================================================
                                                                      3,000,000
3.91  IOWA
      Iowa Fin Auth (Burlington Med Ctr)
        (FSA Insured), AR, Demand Rev,
        Series 1997, 6/1/2027                 4.50     1,000,000      1,000,000
      Iowa Fin Auth (Wheaton Franciscan Svcs)
        (MBIA Insured), VRD, Rev, Series
        1998B, 8/15/2024                      3.95       600,000        600,000
================================================================================
                                                                      1,600,000
2.44  KANSAS
      Fairway, Kansas (J C Nichols Proj)
        (LOC - Prin Mutual Ins), FRD, Indl
        Rev, Series 1984, 11/1/2014           4.73       500,000        500,000
      Spring Hill, Kansas (Abrasive Engr
        & Mfg Proj) (LOC - LaSalle Natl
        Bank), VR, Indl Rev, Series 1996,
        9/1/2016                              4.37       500,000        500,000
================================================================================
                                                                      1,000,000
0.74  KENTUCKY
      Commonwealth of Kentucky (Proj #52),
        FR, State Ppty & Bldgs Commn Rev,
        Series 1991, 8/1/2000                 4.15       300,000        300,906
================================================================================
2.32  LOUISIANA
      Caddo Parish School Dist, Louisiana
        (MBIA Insured) FR, Gen Oblig School,
        Series 2000, 3/1/2001(d)              4.24       325,000        335,992
      Calcasieu Parish Mem Hosp Svc Dist,
        Louisiana (Lake Charles Mem Hosp
        Proj) (Connie Lee Insured), FR, Hosp
        Rev, Series 1992A, 12/1/2000          4.30       220,000        221,379
      New Orleans, Louisiana (FSA Insured),
        FR, Pub Impt, Issue of 1999,
        11/1/2000                             3.80       390,000        392,691
================================================================================
                                                                        950,062

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%      DESCRIPTION                           RATE%        AMOUNT          VALUE

2.53  MASSACHUSETTS
      Commonwealth of Massachusetts,
        FR, Gen Oblig, Cons Ln of 1990,
        Series C, 12/1/2010                   4.21 $     500,000  $     506,777
      Commonwealth of Massachusetts
        (MBIA Insured), FR, Gen Oblig,
        Cons Ln of 1989, Series D,
        10/1/2000                             4.23       200,000        201,737
      Massachusetts Wtr Resources Auth
        (FGIC Insured), FR, Prerefunded
        Gen Rev, 1996 Series A, 11/1/2000     4.15       325,000        327,432
================================================================================
                                                                      1,035,946
3.72  MICHIGAN
      Detroit, Michigan (MBIA Insured), AR,
        Sewage Disp System Rev Ref, Series
        1998-B, 7/1/2023                      3.95     1,000,000      1,000,000
      Michigan Hosp Fin Auth (Sisters of
        Mercy Hlth), FR, Hosp Rev, 1991
        Series J, 2/15/2018                   4.38       500,000        520,330
================================================================================
                                                                      1,520,330
1.75  MINNESOTA
      St Louis Park, Minnesota (Methodist
        Hosp Proj) (AMBAC Insured), FR,
        Hosp Facils Rev, Series 1990-C,
        7/1/2015                              4.20       700,000        715,634
================================================================================
4.65  MISSOURI
      Columbia, Missouri (LOC - Toronto-
        Dominion Bank), VR, Spl Oblig Ins
        Reserve, Series 1988A, 6/1/2008       4.10     1,900,000      1,900,000
================================================================================
0.86  NEBRASKA
      Hamilton Cnty, Nebraska (Iams Co
        Proj) (LOC - Bank of America), VR,
        IDR Ref, Series 1990, 7/1/2005        4.45       350,000        350,000
================================================================================
0.49  NEVADA
      Clark Cnty School Dist, Nevada (MBIA
        Insured), FR, Ltd Tax Gen Oblig
        School Impt, Series May 1, 1995A,
        6/15/2000                             3.96       200,000        200,077
================================================================================
1.22  NEW MEXICO
      New Mexico Hwy Commn (FSA Insured),
        ATS, Sub Lien Tax Hwy Rev, Series
        1996, 6/15/2011                       4.10       500,000        500,000
================================================================================
4.40  NEW YORK
      Monroe Cnty Indl Dev Agency, New York
        (Ron Ink Proj)(LOC - LaSalle Natl
        Bank), VR, IDR, Series 1996,
        7/1/2013                              4.61     1,400,000      1,400,000
      Phelps-Clifton Springs Cent School
        Dist, New York (Ontario, Seneca &
        Wayne Cntys) (AMBAC Insured),
        FR, Gen Oblig, Series 1997,
        6/15/2000                             4.20       400,000        400,206
================================================================================
                                                                      1,800,206
5.40  NORTH CAROLINA
      Charlotte, North Carolina, FR, Wtr
        & Swr Gen Oblig, Series 1991,
        2/1/2007                              4.20       200,000        206,860
      Charlotte, North Carolina (MBIA
        Insured), VRD, Airport Rev, Series
        1999D, 7/1/2029(c)                    4.05       500,000        500,000
      North Carolina Edl Facils Fin Agency
        (Bowman Gray School of Medicine
        Proj) (LOC - Wachovia Bank), VR,
        Rev, Series 1990, 9/1/2020            4.25       500,000        500,000

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%      DESCRIPTION                           RATE%        AMOUNT          VALUE

       Wake Cnty Indl Facils & Pollution
         Ctl Fing Auth, North Carolina
         (Carolina Pwr & Light Proj)
         (LOC - First Union Natl Bank),
         VR, PCR, Series 1985B, 9/1/2015      4.10 $   1,000,000  $   1,000,000
================================================================================
                                                                      2,206,860
2.44  OHIO
      Ohio Pub Facils Commn (MBIA Insured),
        FR, Mental Hlth Cap Facils, Series
        II-1993B, 6/1/2000                    3.38       500,000        500,000
      Summit Cnty, Ohio (Akron Goodwill Inds
        Proj)(LOC - Bank One), ARD, Rev,
        Series 2000, 12/1/2029                4.30       500,000        500,000
================================================================================
                                                                      1,000,000
1.29  OREGON
      Oregon Bd Bank (Oregon Econ & Cmnty
        Dev Dept) (MBIA Insured), FR, Rev,
        2000 Series A, 1/1/2001               4.30       525,000        527,805
================================================================================
4.40  PENNSYLVANIA
      Delaware Valley Regl Fin Auth,
        Pennsylvania (Bucks, Chester,
        Delaware & Montgomery Cntys)
        (LOC - Credit Suisse First Boston),
        AR, Loc Govt Rev, Series 1985D,
        12/1/2020                             4.10     1,800,000      1,800,000
================================================================================
1.61  SOUTH CAROLINA
      Anderson Cnty, South Carolina (Belton
        Inds Proj)(LOC - Bank of America),
        AR, Indl Rev, Series 1991A, 7/1/2004  4.55       400,000        400,000
      Columbia, South Carolina, FR, Wtrwks
        & Swr System Rev, Series 1991,
        2/1/2012                              4.16       250,000        259,614
================================================================================
                                                                        659,614
1.96  TENNESSEE
      Greeneville Hlth & Edl Facils Brd,
        Tennessee (Laughlin Mem Hosp Proj)
        (LOC - NationsBank of Tennessee),
        VRD, Rev, Series 1992, 10/1/2014      4.40       800,000        800,000
================================================================================
14.33 TEXAS
      Austin, Texas, FR, Util System Rev,
        Series 1986A, 11/15/2016              4.27       500,000        517,197
      Deer Park Indpt School Dist, Texas
        (Harris Cnty)(PSFG Insured), FR,
        School Bldg, Series 1998, 2/15/2001   4.22       500,000        506,926
      Denton, Texas (Denton Cnty) (FSA
        Insured), FR, Gen Oblig, Series
        2000, 2/15/2001(d)                    4.48       350,000        353,801
      Grandbury Indpt School Dist, Texas
        (Hood, Johnson, Parker & Somervell
        Cntys) (PSFG Insured), FR, Unltd Tax
        School Bldg & Ref, Series 1999,
        8/1/2000                              3.50       470,000        471,143
      Harlingen Cons Indpt School Dist,
        Texas (Cameron Cnty) (PSFG Insured),
        FR, Unltd Tax School Bldg,
        Series 1999, 8/15/2000                3.86       500,000        503,586
      Houston, Texas (MBIA Insured), FR, Wtr
        & Swr System Prior Lien Rev, Series
        1990, 12/1/2010                       4.35       500,000        517,138

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%      DESCRIPTION                           RATE%        AMOUNT          VALUE

       Lone Star Airport Impt Auth,
         Texas (American Airlines
         Proj) (LOC - Royal Bank of
         Canada), V/FRD, Multiple Mode
         Rev,
           1984 Series A-2, 12/1/2014         4.40 $     400,000  $     400,000
           1984 Series A-3, 12/1/2014         4.40       200,000        200,000
           1984 Series A-4, 12/1/2014         4.40       200,000        200,000
           1984 Series B-2, 12/1/2014         4.40       900,000        900,000
      Longview, Texas (Gregg & Harrison
         Cntys) (FSA Insured), FR, Gen
         Oblig, Series 1999, 6/1/2000         3.85       400,000        400,000
      Pasadena, Texas (Harris Cnty) (FSA
         Insured), FR, Tax & Rev Ctfs
         Oblig, Series 1999, 10/1/2000        4.01       390,000        393,161
      Texas, FR, TRAN, Rev, Series 1999A,
         8/31/2000                            3.70       500,000        500,961
================================================================================
                                                                      5,863,913
0.73  UTAH
      Tremonton, Utah (Box Elden Cnty)
        (La-Z-Boy Chair Proj) (LOC - NBD
        Bank), VRD, IDR, Series 1990,
        6/1/2026                              4.22       300,000        300,000
================================================================================
1.22  VERMONT
      Vermont Edl & Hlth Bldgs Fing Agency
        (Fletcher Allen Hlth Care Proj)
        (AMBAC Insured), VR, Hosp Rev,
        Series 2000B, 12/1/2030               4.05       500,000        500,000
================================================================================
2.22  WASHINGTON
      Washington Pub Pwr Supply System
        (Nuclear Proj #1) (MBIA Insured),
          FR, Ref Rev, Series 1993A,
          7/1/2000                            3.80       500,000        500,517
        (Nuclear Proj #2), FR, Ref Rev
          Series 1990A, 7/1/2004              3.60       400,000        409,224
================================================================================
                                                                        909,741
2.44  WYOMING
      Sweetwater Cnty, Wyoming (PacifiCorp
        Proj) (LOC - Credit Suisse First
        Boston), VR, PCR Ref, Series 1990A,
        7/1/2015                              4.05     1,000,000      1,000,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $40,909,218)(a)                            $  40,909,218
================================================================================

U.S. GOVERNMENT MONEY FUND
100.00 SHORT-TERM INVESTMENTS
100.00 US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
        6/29/2000                             6.45 $  20,000,000  $  19,901,516
        6/29/2000                             6.21    17,500,000     17,417,064
       Federal Home Loan Bank
        6/1/2000                              6.39    14,865,000     14,865,000
        6/2/2000                              6.12    10,000,000      9,998,324
       Freddie Mac
        6/27/2000                             6.47    20,000,000     19,908,262
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $82,090,166)(a)                            $  82,090,166
================================================================================

The following acronyms may be used in portfolio descriptions:

A/FR(e) -- Adjustable/Fixed Rate                                IDR      --  Industrial  Development Revenue
AMBAC   -- American  Municipal Bond Assurance Corporation       LOC      --  Letter of Credit
AR(e)   -- Adjustable Rate                                      MBIA     --  Municipal Bond Investors
ARD(e)  -- Adjustable Rate Demand                                            Assurance Corporation
ATS(e)  -- Adjustable Tender Securities                         PCR      --  Pollution Control Revenue
FDR(e)  -- Flexible Demand Revenue                              PSFG     --  Permanent School Fund Guarantee Program
FGIC    -- Financial Guaranty Insurance Company                 RAC      --  Revenue Anticipation Certificates
F/FR    -- Floating/Fixed Rate                                  TAN      --  Tax Anticipation Notes
FR      -- Fixed Rate                                           TRAN     --  Tax & Revenue Anticipation Notes
FRD(e)  -- Floating Rate Demand                                 V/FRD(e) --  Variable/Fixed Rate Demand
FSA     -- Financial Security Assurance                         VR(e)    --  Variable Rate
                                                                VRD(e)   --  Variable Rate Demand

(a)  Also represents cost for income tax purposes.

(b) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(c) Security has been designated as collateral for when-issued ("W/I") securities.

(d)  Security is a W/I security.

(e)  Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Money Market Funds, Inc.
May 31, 2000

                                              CASH                    TAX-FREE
                                          RESERVES                       MONEY
                                              FUND                        FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                      $    850,356,465             $    40,909,218
================================================================================
  At Value(a)                     $    850,356,465             $    40,909,218
Cash                                     1,234,452                     144,429
Receivables:
  Fund Shares Sold                      70,504,129                     156,847
  Interest                               1,152,090                     431,681
Prepaid Expenses and Other Assets          135,038                      40,498
================================================================================
TOTAL ASSETS                           923,382,174                  41,682,673
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders             27,832                       4,423
  Investment Securities Purchased                0                   1,223,840
  Fund Shares Repurchased                6,877,639                      41,501
Accrued Distribution Expenses - Class C      3,757                          --
Accrued Expenses and Other Payables        151,339                      16,533
================================================================================
TOTAL LIABILITIES                        7,060,567                   1,286,297
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding              $    916,321,607             $    40,396,376
================================================================================
NET ASSETS AT VALUE:
  Investor Class                  $    912,135,125             $    40,396,376
================================================================================
  Class C                         $      4,186,482             $            --
================================================================================
Shares Outstanding(b)
  Investor Class                       912,135,125                  40,396,376
  Class C                                4,186,482                          --
NET ASSET VALUE, Offering and
  Redemption Price per Share
  Investor Class                  $           1.00             $          1.00
  Class C                         $           1.00             $            --
================================================================================

(a) Investment securities at cost and value at May 31, 2000 includes a repurchase agreement of $3,775,000 for Cash Reserves Fund.

(b) The Fund has 20 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 10 billion have been allocated to Cash Reserves Fund and 1 billion to Tax-Free Money Fund: 5 billion to Cash Reserves
     Fund - Investor Class and 5 billion to Cash Reserves Fund - Class C. Paid-in capital was $916,321,607 and $40,396,376 for Cash Reserves and Tax-Free Money Fund, respectively: $912,135,125 for Cash Reserves Fund - Investor Class and $4,186,482 for Cash Reserves Fund - Class C.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
May 31, 2000

                                                               U.S. GOVERNMENT
                                                                         MONEY
                                                                          FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                      $    82,090,166
================================================================================
  At Value                                                     $    82,090,166
Cash                                                                    80,101
Receivables for Fund Shares Sold                                     4,114,028
Prepaid Expenses and Other Assets                                       47,818
================================================================================
TOTAL ASSETS                                                        86,332,113
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                                         17,191
  Fund Shares Repurchased                                              234,699
Accrued Expenses and Other Payables                                     19,836
================================================================================
TOTAL LIABILITIES                                                      271,726
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding          $    86,060,387
================================================================================
Shares Outstanding(a)                                               86,060,387
NET ASSET VALUE, Offering and Redemption Price per Share       $          1.00
================================================================================

(a) The Fund has 20 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 1 billion has been allocated to U.S. Government Money Fund. Paid-in-capital for U.S. Government Money Fund was $86,060,387.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO Money Market Funds, Inc.
Year Ended May 31, 2000

                                             CASH                     TAX-FREE
                                         RESERVES                        MONEY
                                             FUND                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                  $     45,330,189              $     1,518,911
================================================================================
EXPENSES
Investment Advisory Fees                3,206,744                      207,298
Distribution Expenses - Class C            10,939                           --
Transfer Agent Fees                     3,312,772                      123,690
Administrative Services Fees              371,012                       28,657
Custodian Fees and Expenses                99,109                       10,372
Directors' Fees and Expenses               47,462                       10,509
Professional Fees and Expenses             42,641                       21,899
Registration Fees and Expenses -
  Investor Class                          125,393                       32,560
Reports to Shareholders                   336,004                       17,716
Other Expenses                             20,407                        5,756
================================================================================
  TOTAL EXPENSES                        7,572,483                      458,457
  Fees and Expenses Absorbed by
    Investment Adviser                  (301,539)                     (98,939)
  Fees and Expenses Paid Indirectly      (66,831)                      (8,291)
================================================================================
     NET EXPENSES                       7,204,113                      351,227
================================================================================
Net Investment Income and Net
  Increase in Net Assets from
  Operations                     $     38,126,076              $     1,167,684
================================================================================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Year Ended May 31, 2000

                                                               U.S. GOVERNMENT
                                                                         MONEY
                                                                          FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                $     4,738,394
================================================================================
EXPENSES
Investment Advisory Fees                                               432,748
Transfer Agent Fees                                                    391,337
Administrative Services Fees                                            48,947
Custodian Fees and Expenses                                             14,336
Directors' Fees and Expenses                                            13,050
Professional Fees and Expenses                                          15,191
Registration Fees and Expenses                                          44,452
Reports to Shareholders                                                 39,409
Other Expenses                                                           2,793
================================================================================
  TOTAL EXPENSES                                                     1,002,263
  Fees and Expenses Absorbed by Investment Adviser                   (256,535)
  Fees and Expenses Paid Indirectly                                   (10,746)
================================================================================
     NET EXPENSES                                                      734,982
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                                   $     4,003,412
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Cash Reserves Fund

                                                                          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------
                                                                       2000              1999
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed to Shareholders
  Investor Class                                              $  38,074,203  $     34,237,500
  Class C                                                            51,873                --
===============================================================================================
                                                                 38,126,076        34,237,500
===============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                              8,168,679,754     7,899,644,244
  Class C                                                        11,617,753                --
Reinvestment of Distributions
  Investor Class                                                 33,967,952        30,035,522
  Class C                                                            47,780                --
===============================================================================================
                                                              8,214,313,239     7,929,679,766
Amounts Paid for Repurchases of Shares
  Investor Class                                            (8,104,670,476)   (7,882,192,040)
  Class C                                                       (7,479,051)                --
===============================================================================================
                                                            (8,112,149,527)   (7,882,192,040)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                       102,163,712        47,487,726
NET ASSETS
Beginning of Period                                             814,157,895       766,670,169
===============================================================================================
End of Period                                                 $ 916,321,607  $    814,157,895
===============================================================================================
                -----------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                              8,168,679,754     7,899,644,244
  Class C                                                        11,617,753                --
Shares Issued from Reinvestment of Distributions
  Investor Class                                                 33,967,952        30,035,522
  Class C                                                            47,780                --
===============================================================================================
                                                              8,214,313,239     7,929,679,766
Shares Repurchased
  Investor Class                                            (8,104,670,476)   (7,882,192,040)
  Class C                                                       (7,479,051)                --
===============================================================================================
                                                            (8,112,149,527)   (7,882,192,040)
NET INCREASE IN FUND SHARES                                     102,163,712        47,487,726
===============================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

Tax-Free Money Fund

                                                                          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------
                                                                       2000              1999

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                                 $   1,167,684  $      1,288,977
===============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                 $ 207,429,732  $    277,721,719
Reinvestment of Distributions                                     1,065,227         1,149,703
===============================================================================================
                                                                208,494,959       278,871,422
Amounts Paid for Repurchases of Shares                        (218,795,963)     (282,975,166)
===============================================================================================
NET DECREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                      (10,301,004)       (4,103,744)
NET ASSETS
Beginning of Period                                              50,697,380        54,801,124
===============================================================================================
End of Period                                                 $  40,396,376  $     50,697,380
===============================================================================================
                            -----------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     207,429,732       277,721,719
Shares Issued from Reinvestment of Distributions                  1,065,227         1,149,703
===============================================================================================
                                                                208,494,959       278,871,422
Shares Repurchased                                            (218,795,963)     (282,975,166)
===============================================================================================
NET DECREASE IN FUND SHARES                                    (10,301,004)       (4,103,744)
===============================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

U.S. Government Money Fund

                                                                          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------
                                                                       2000              1999

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                                 $   4,003,412  $      3,853,464
===============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                 $ 612,307,863  $  1,097,656,947
Reinvestment of Distributions                                     3,574,035         3,244,029
===============================================================================================
                                                                615,881,898     1,100,900,976
Amounts Paid for Repurchases of Shares                        (621,330,644)   (1,083,310,126)
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                       (5,448,746)        17,590,850
NET ASSETS
Beginning of Period                                              91,509,133        73,918,283
===============================================================================================
End of Period                                                 $  86,060,387  $     91,509,133
===============================================================================================

                         ---------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                     612,307,863     1,097,656,947
Shares Issued from Reinvestment of Distributions                  3,574,035         3,244,029
===============================================================================================
                                                                615,881,898     1,100,900,976
Shares Repurchased                                            (621,330,644)   (1,083,310,126)
===============================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                          (5,448,746)        17,590,850
===============================================================================================

See Notes to Financial Statements

INVESCO Notes to financial statements -- INVESCO Money Market Funds, Inc.

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective February 15, 2000, Cash Reserves Fund began offering an additional class of shares, referred to as Class C shares. Class C shares are subject to an annual distribution fee of 1.00% of the Fund's annual average net assets attributable to Class C shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. WHEN-ISSUED SECURITIES -- When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

E. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 2000, 97.49% were exempt from federal income taxes.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

G. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

A master  distribution  plan and  agreement  pursuant  to Rule  12b-1 of the Act provides  for  financing  the  distribution  and  shareholder  servicing of Cash
Reserves Fund - Class C Shares of 1.00% per annum of average daily net assets. Any unreimbursed expenses INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, incurs with respect to Class C shares in any fiscal year can not be recovered in subsequent years. For the period ended May 31, 2000, amounts paid to IDI from Cash Reserves Fund - Class C were $7,182.

IFG receives a transfer agent fee from each Fund or Class at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Effective June 1, 2000, each Fund or Class will pay an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by each Fund or Class for the year/period ended May 31, 2000.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG. At May 31, 2000, 5.03% of outstanding shares of Tax-Free Money Fund were held by IFG or affiliated parties.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the meeting attendance fees.

Pension expenses for the year ended May 31, 2000, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                   UNFUNDED
                                PENSION             ACCRUED            PENSION
FUND                           EXPENSES       PENSION COSTS          LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund       $       19,244   $          31,374    $       101,844
Tax-Free Money Fund               1,087               3,098              8,500
U.S. Government Money Fund        2,308               3,543             11,606

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collaterized at 102% of the value of the loan; loans of less than 10% are unsecured. Pursuant to each Fund's prospectus, each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes. During the year ended May 31, 2000, there were no borrowings or lendings.

NOTE 5 -- CONTIGENT DEFERRED SALES CHARGE ("CDSC"). A 1.00% CDSC is charged by Cash Reserves Fund - Class C shares on redemptions or exchanges of shares held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder and therefore, it is not an expense of the Fund. For the period ended May 31, 2000, the Distributor received $492 from shareholder redemptions for Cash Reserves Fund - Class C.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Cash Reserves Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund (constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at May 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
June 23, 2000

FINANCIAL HIGHLIGHTS

Cash Reserves Fund-- Investor Class
(For a Fund Share Outstanding Throughout Each Period)

                                                                         YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------------
                                                  2000         1999         1998         1997          1996
PER SHARE DATA
Net Asset Value -- Beginning of Period         $  1.00      $  1.00     $   1.00     $   1.00       $  1.00
===========================================================================================================
INCOME  AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                     0.05         0.04         0.05         0.05          0.05
===========================================================================================================
Net Asset Value -- End of Period              $   1.00      $  1.00     $   1.00     $   1.00      $   1.00
===========================================================================================================

TOTAL RETURN                                     4.87%        4.45%        4.82%        4.69%         5.01%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $912,135    $814,158      $766,670     $661,648      $587,277
Ratio of Expenses to Average Net Assets(a)(b)    0.91%       0.90%         0.91%        0.86%         0.87%
Ratio of Net Investment Income to
  Average Net Assets(a)                          4.75%       4.36%         4.76%        4.62%         4.86%

(a) Various expenses of the Class were voluntarily absorbed by IFG for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.94%, 0.91%, 0.93%, 0.92% and 0.92%, respectively, and ratio of net investment income to average net assets would have been 4.72%, 4.35%, 4.74%, 4.56% and 4.81%, respectively.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

FINANCIAL HIGHLIGHTS

Cash Reserves Fund -- Class C
(For a Fund Share Outstanding Throughout Each Period)

                                                                        PERIOD
                                                                         ENDED
                                                                        MAY 31
--------------------------------------------------------------------------------
                                                                       2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                $   1.00
================================================================================
INCOME  AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                                             0.01
================================================================================
Net Asset Value -- End of Period                                      $   1.00
================================================================================

TOTAL RETURN(b)                                                       1.36%(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                             $  4,186
Ratio of Expenses to Average Net Assets(d)                            1.54%(e)
Ratio of Net Investment Income to
  Average Net Assets                                                  4.73%(e)


(a) From February 15, 2000, since inception of Class C, to May 31, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(e) Annualized

FINANCIAL HIGHLIGHTS

Tax-Free Money Fund (For a Fund Share Outstanding Throughout Each Period)

                                                                         YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------------
                                                  2000         1999         1998         1997          1996
PER SHARE DATA
Net Asset Value -- Beginning of Period         $  1.00      $  1.00     $   1.00     $   1.00       $  1.00
===========================================================================================================
INCOME  AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                     0.03         0.03         0.03         0.03          0.03
===========================================================================================================
Net Asset Value -- End of Period              $   1.00      $  1.00     $   1.00     $   1.00      $   1.00
===========================================================================================================

TOTAL RETURN                                     2.86%        2.63%        3.03%        2.90%         3.08%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 40,396    $ 50,697      $ 54,801     $ 47,577      $ 51,649
Ratio of Expenses to Average Net Assets(a)(b)    0.87%       0.77%         0.76%        0.76%         0.77%
Ratio of Net Investment Income to
  Average Net Assets(a)                          2.82%       2.61%         3.01%        2.86%         3.03%

(a) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.11%, 1.02%, 1.06%, 1.01% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 2.58%, 2.36%, 2.71%, 2.61% and 2.75%, respectively.

(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).


FINANCIAL HIGHLIGHTS

U.S. Government Money Fund (For a Fund Share Outstanding Throughout Each Period)

                                                                         YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------------
                                                  2000         1999         1998         1997          1996
PER SHARE DATA
Net Asset Value -- Beginning of Period         $  1.00      $  1.00     $   1.00     $   1.00       $  1.00
===========================================================================================================
INCOME  AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                     0.05         0.04         0.05         0.04          0.05
===========================================================================================================
Net Asset Value -- End of Period              $   1.00      $  1.00     $   1.00     $   1.00      $   1.00
===========================================================================================================

TOTAL RETURN                                     4.74%        4.36%        4.74%        4.57%         4.90%

RATIOS
Net Assets -- End of Period ($000 Omitted)    $ 86,060    $ 91,509      $ 73,918     $ 66,451      $ 79,392
Ratio of Expenses to Average Net Assets(a)(b)    0.86%       0.86%         0.87%        0.86%         0.87%
Ratio of Net Investment Income to
  Average Net Assets(a)                          4.63%       4.28%         4.72%        4.51%         4.78%

(a) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.16%, 1.08%, 1.12%, 1.06% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 4.33%, 4.06%, 4.47%, 4.31% and 4.59%, respectively.

(b) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

                             INVESCO FAMILY OF FUNDS


                                 Investor Class                      Newspaper
Fund Name                          Fund Code      Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
STOCK
Growth & Income                       21             IVGIX           Gro&Inc
Blue Chip Growth                      10             FLRFX           BlChpGro
Dynamics                              20             FIDYX           Dynm
Small Company Growth                  60             FIEGX           SmCoGth
INVESCO Endeavor                      61             IVENX           Endeavor
Value Equity                          46             FSEQX           ValEq
S&P 500 Index Fund                    23             ISPIX           S&P500
--------------------------------------------------------------------------------
BOND
U.S. Government Securities            32             FBDGX           USGvt
Select Income                         30             FBDSX           SelInc
High Yield                            31             FHYPX           HiYld
Tax-Free Bond                         35             FTIFX           TxFreeBd
--------------------------------------------------------------------------------
COMBINATION STOCK & BOND
Equity Income                         15             FIIIX           EquityInc
Total Return                          48             FSFLX           TotRtn
Balanced                              71             IMABX           Bal
--------------------------------------------------------------------------------
SECTOR
Energy                                50             FSTEX           Enrgy
Financial Services                    57             FSFSX           FinSvc
Gold                                  51             FGLDX           Gold
Health Sciences                       52             FHLSX           HlthSc
Leisure                               53             FLISX           Leisur
Real Estate Opportunity               42             IVSRX           Realty
Technology                            55             FTCHX           Tech
Telecommunications                    39             ISWCX           Telecom
Utilities                             58             FSTUX           Util
--------------------------------------------------------------------------------
INTERNATIONAL
International Blue Chip Value         09             IIBCX           ItlBlChp
Pacific Basin                         54             FPBSX           PcBas
European                              56             FEURX           Europ
Latin American Growth                 34             IVSLX           LtnAmerGr
--------------------------------------------------------------------------------
MONEY MARKET
U.S. Government Money                 44             FUGXX           InvGvtMF
Cash Reserves                         25             FDSXX           InvCshR
Tax-Free Money                        40             FFRXX           InvTaxFree
Treasurer's Money Market Reserve      96             IMRXX           INVESCOMMR
Treasurer's Tax-Exempt Reserve        95             ITTXX           INVESCOTTE



FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES, RISKS, AND EXPENSES, PLEASE VISIT OUR WEB SITE, CONSULT YOUR FINANCIAL ADVISOR, OR CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                   YOU SHOULD
                                    KNOW WHAT
                                  INVESCO KNOWS(R)










[INVESCO ICON] INVESCO FUNDS

We're easy to stay in touch with:

Investor Services: 1-800-525-8085
Your Personal Account Line: 1-800-424-8085
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.







AMF 9179 7/00